Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,122,612
Proposed Maximum Offering Price per Unit	23.11
Maximum Aggregate Offering Price	$ 49,053,563.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,774.30
Offering Note	The number of shares of common stock, par value $0.0001 per share ("Common Stock"), of ArriVent BioPharma, Inc. (the "Registrant") stated above consists of additional shares of Common Stock available for issuance under the ArriVent BioPharma, Inc. 2024 Employee, Director and Consultant Equity Incentive Plan (the "2024 Plan"), by operation of the 2024 Plan's "evergreen" provision. The maximum number of shares which may be sold upon the exercise of options or issuance of stock-based awards granted under the 2024 Plan is subject to adjustment in accordance with certain anti-dilution and other provisions of the 2024 Plan. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c)and Rule 457(h) promulgated under the Securities Act on the basis of the average of the high and the low price of the Registrant's Common Stock as reported on The Nasdaq Stock Market on February 27, 2026.